UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from December 1, 2015 to December 31, 2015

Commission File Number of issuing entity:
333-189460-02
Central Index Key Number of issuing entity:
0001128250
BA CREDIT CARD TRUST *
(Exact name of issuing entity as specified in its charter)
(Issuer of the Notes)

Commission File Number of issuing entity:
333-189460-01
Central Index Key Number of issuing entity:
0000936988
BA MASTER CREDIT CARD TRUST II
(Exact name of issuing entity as specified in its charter)
(Issuer of the Collateral Certificate)

Commission File Number of depositor: 333-189460 Central Index Key Number of depositor: 0001370238 BA CREDIT CARD FUNDING, LLC (Exact name of depositor as specified in its charter)
Central Index Key Number of sponsor (if applicable): 0001102113
BANK OF AMERICA, NATIONAL ASSOCIATION
(Exact name of sponsor as specified in its charter)

Scott McCarthy (980) 683-4915
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)	(State or other jurisdiction of incorporation or organization of the issuing entity)

c/o BA Credit Card Funding, LLC 214 North Tryon Street Charlotte, NC 28255	c/o BA Credit Card Funding, LLC 214 North Tryon Street Charlotte, NC 28255
(Address of principal executive offices of issuing entity)	(Address of principal executive offices of issuing entity)

(980) 683-4915	(980) 683-4915
(Telephone number, including area code)	(Telephone number, including area code)

N/A	N/A
(I.R.S. Employer Identification No.)	(I.R.S. Employer Identification No.)

N/A	N/A
(Former name, former address, if changed since last report)	(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is reporting in accordance with Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No  __

* In accordance with relevant regulations of the Securities and Exchange Commission, the depositor files annual and other reports with the Commission in respect of the BA Credit Card Trust and the BA Master Credit Card Trust II under the Central Index Key (CIK) number (0001128250) for the BA Credit Card Trust.

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibits 99.1 and 99.2.
ITEM 2 – Legal Proceedings.
In 2005, a group of merchants filed a series of putative class actions and individual actions directed at interchange fees associated with Visa and MasterCard payment card transactions. These actions, which were consolidated in the U.S. District Court for the Eastern District of New York under the caption In Re Payment Card Interchange Fee and Merchant Discount Anti-Trust Litigation (Interchange), named Visa, MasterCard and several banks and bank holding companies, including BAC, as defendants. Plaintiffs alleged that defendants conspired to fix the level of default interchange rates and that certain rules of Visa and MasterCard related to merchant acceptance of payment cards at the point of sale were unreasonable restraints of trade under the Sherman Act. Plaintiffs sought unspecified damages and injunctive relief.

On October 19, 2012, defendants, including BAC, settled the matter. The settlement provides for, among other things, (i) payments by defendants to the class and individual plaintiffs totaling approximately $6.6 billion, allocated proportionately to each defendant based upon loss-sharing agreements; (ii) distribution to class merchants of an amount equal to 10 basis points of default interchange across all Visa and MasterCard credit card transactions for a period of eight consecutive months, which period began on July 29, 2013, which otherwise would have been paid to Visa and MasterCard issuers, including BAC, and which effectively reduces credit interchange for that period of time; and (iii) modifications to certain Visa and MasterCard rules regarding merchant point of sale practices.

The court granted final approval of the class settlement agreement on December 13, 2013.  Several class members have appealed the court's order approving the settlement to the U.S. Court of Appeals for the Second Circuit and the court held oral argument on September 28, 2015.

On July 28, 2015, certain objectors to the class settlement filed motions asking the district court to vacate or set aside its final judgment approving the settlement, or in the alternative, to grant further discovery, in light of communications between one of MasterCard's former lawyers and one of the lawyers for the class plaintiffs. The defendants and the class plaintiffs filed responses to the motions on August 18, 2015 and the objectors filed replies on September 2, 2015. The court has not set oral argument.

Following approval of the class settlement agreement, a number of the class members opted out of the settlement. The cash portion of the settlement was adjusted downwards as a result of these opt outs.  As a result of various loss-sharing agreements from the main Interchange litigation, BAC remains liable for any settlement or judgment in opt-out suits where it is not named as a defendant. BAC is currently named as a defendant in one of the opt-out suits brought by merchant class members, as well as in a putative class action filed by cardholders in the U.S. District Court for the Northern District of California, alleging claims under the Sherman Act and under California state law.  All of the opt-out suits filed to date, as well as the cardholder action, have been consolidated in the U.S. District Court for the Eastern District of New York.  On July 18, 2014, the court denied defendants' motion to dismiss the complaints filed by the merchant class members who opted out of the settlement, and on November 26, 2014, the court granted defendants' motion to dismiss the Sherman Act claim in the cardholder complaint, but declined to accept jurisdiction over the state law claims. In the cardholder action, the parties have moved for reconsideration of the court's November 26, 2014 decision, and have also appealed the decision to the U.S. Court of Appeals for the Second Circuit.

PART II – OTHER INFORMATION

ITEM 3 – Sales of Securities and Use of Proceeds.

The following table provides information about sales of securities by BA Credit Card Trust during the period covered by this report that has not been previously reported. For purpose of this report, sales of securities are treated as having been previously reported if such sales have been previously reported in another report or registration statement, including a prospectus forming a part of a registration statement, filed by BA Credit Card Funding, LLC on behalf of BA Credit Card Trust.

Date of Sale	Size (millions) / Title	Purchasers	Exemption from Securities Act Registration

NOTHING TO REPORT

Any sale of securities by BA Credit Card Trust during the period covered by this report that is not included in the preceding table has been previously reported in a prospectus filed by the depositor on behalf of BA Credit Card Trust under Central Index Key (CIK) number 0001128250 for BA Credit Card Trust on the filing date, and under the Commission file number, indicated below:

Prospectus Filing Date	Commission File Number

NOTHING TO REPORT

A class designation of notes determines the relative seniority for receipt of cash flows and funding of uncovered defaults on principal receivables allocated to the related series of notes. The Class B notes are subordinate to the Class A notes and the Class C notes are subordinate to the Class A and Class B notes.  With respect to the tranches in each class of notes, the cash flows and funding of uncovered defaults will be allocated to the tranches on a pro rata basis.

Without noteholder consent, BA Credit Card Trust may issue a new series, class or tranche of notes at any time upon the satisfaction of certain conditions described in the underlying transaction agreements, including confirmation that (i) the issuer reasonably believes that the new issuance will not adversely affect the amount of funds available to be distributed to the holders of any outstanding notes or the timing of such distributions, and (ii) the new issuance will not cause a reduction, qualification or withdrawal of the ratings of any outstanding notes.

In addition, without noteholder consent and without the consent of any holders of certificates issued by BA Master Credit Card Trust II, BA Credit Card Funding, LLC has the right to designate, from time to time, additional eligible credit card accounts to BA Master Credit Card Trust II. In connection with any such designation, BA Credit Card Funding, LLC will transfer the related receivables, whether then existing or thereafter created, to BA Master Credit Card Trust II.

ITEM 10 – Exhibits.

Exhibit 99.1	Monthly Series Certificateholders' Statement.

Exhibit 99.2	Schedule to Monthly Noteholders' Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: January 15, 2016

BA CREDIT CARD TRUST (Issuing Entity) BA MASTER CREDIT CARD TRUST II (Issuing Entity) BANK OF AMERICA, NATIONAL ASSOCIATION, (Servicer)
By: /s/ Joseph L. Lombardi
Name: Joseph L. Lombardi
Title: Vice President